Intangible Assets:	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets:
(5)	Intangible Assets:

Goodwill is tested for impairment on an annual basis and as events or circumstances change that would more likely than not reduce fair value below its carrying amount. In 2009, the Company determined that its goodwill was other than temporarily impaired. As a result, the Company incurred a goodwill impairment charge of $4,989,000 that was effective September 30, 2009.

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2011, December 31, 2010 and December 31, 2009:

Core Deposits Intangible
Balance, December 31, 2008	$1,818
Amortization	(650)

Balance December 31, 2009	1,168
Amortization	(358)

Balance December 31, 2010	810
Amortization	(291)

Balance, December 31, 2011	$519

The estimated amortization expense for intangible assets for the subsequent years at December 31, 2011, is as follows:

Year Ending	Core Deposit Intangible
2012	$227
2013	162
2014	97
2015	33

Total	$519